Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Other Operating Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Operating Expense [Abstract]
Exchange rate losses	€ 775	€ 1,436	€ 1,200
Provisions for onerous contracts	(137)	162	10,973
Warranties	529	23	(461)
Other expenses	166	328	43
Total	€ 1,334	€ 1,949	€ 11,755